Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) [Line Items]
Excluded term saving accounts	$ 355,725	$ 407,745
Consumer loans [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) [Line Items]
Loans to customers	710,187	821,609
financial Institutions [Member]
Maturity According to their Remaining Terms of Financial Assets and Liabilities (Details) [Line Items]
Borrowings	$ 1,341	$ 1,641